Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives (Tables)	12 Months Ended
Dec. 31, 2013
Restructuring and Related Activities [Abstract]
Schedule Providing Components of Costs Associated with Acquisitions and cost-reduction/productivity initiatives

The following table provides the components of costs associated with acquisitions and cost-reduction/productivity initiatives:
	Year Ended December 31,
(MILLIONS OF DOLLARS)	2013	2012	2011
Restructuring charges(a):
Employee terminations	$805	$953	$1,741
Asset impairments	165	325	255
Exit costs	68	150	122
Total restructuring charges	1,038	1,428	2,118
Transaction costs(b)	—	1	30
Integration costs(c)	144	381	693
Restructuring charges and certain acquisition-related costs	1,182	1,810	2,841
Additional depreciation––asset restructuring recorded in our consolidated statements of income as follows(d):
Cost of sales	178	257	550
Selling, informational and administrative expenses	19	20	72
Research and development expenses	94	296	606
Total additional depreciation––asset restructuring	291	573	1,228
Implementation costs recorded in our consolidated statements of income as follows(e):
Cost of sales	53	31	250
Selling, informational and administrative expenses	145	130	25
Research and development expenses	33	231	71
Total implementation costs	231	392	346
Total costs associated with acquisitions and cost-reduction/productivity initiatives	$1,704	$2,775	$4,415

(a)
From the beginning of our cost-reduction/productivity initiatives in 2005 through December 31, 2013, Employee terminations represent the expected reduction of the workforce by approximately 65,100 employees, mainly in manufacturing, sales and research, of which approximately 56,500 employees have been terminated as of December 31, 2013. In 2013, substantially all employee termination costs represent additional costs with respect to approximately 2,900 employees.

The restructuring charges in 2013 are associated with the following:

•
Primary Care operating segment ($255 million), Specialty Care and Oncology operating segment ($138 million), Established Products and Emerging Markets operating segment ($98 million), Consumer Healthcare operating segment ($5 million), research and development operations ($13 million), manufacturing operations ($356 million) and Corporate ($173 million).

The restructuring charges in 2012 are associated with the following:

•
Primary Care operating segment ($295 million), Specialty Care and Oncology operating segment ($174 million), Established Products and Emerging Markets operating segment ($125 million), Consumer Healthcare operating segment ($46 million), research and development operations ($6 million income), manufacturing operations ($281 million) and Corporate ($513 million).

The restructuring charges in 2011 are associated with the following:

•
Primary Care operating segment ($593 million), Specialty Care and Oncology operating segment ($220 million), Established Products and Emerging Markets operating segment ($110 million), Consumer Healthcare operating segment ($8 million), research and development operations ($490 million), manufacturing operations ($277 million) and Corporate ($420 million).

(b)	Transaction costs represent external costs directly related to acquired businesses and primarily include expenditures for banking, legal, accounting and other similar services.

(c)
Integration costs represent external, incremental costs directly related to integrating acquired businesses, and primarily include expenditures for consulting and the integration of systems and processes.

(d)	Additional depreciation––asset restructuring represents the impact of changes in the estimated useful lives of assets involved in restructuring actions.

(e)	Implementation costs represent external, incremental costs directly related to implementing our non-acquisition-related cost-reduction/productivity initiatives.

Schedule of Restructuring Reserve by Type of Cost

The following table provides the components of and changes in our restructuring accruals:
(MILLIONS OF DOLLARS)	Employee Termination Costs	Asset Impairment Charges	Exit Costs	Accrual
Balance, January 1, 2012	$2,429	$—	$92	$2,521
Provision	953	325	150	1,428
Utilization and other(a)	(1,648)	(325)	(90)	(2,063)
Balance, December 31, 2012(b)	1,734	—	152	1,886
Provision	805	165	68	1,038
Utilization and other(a)	(854)	(165)	(126)	(1,145)
Balance, December 31, 2013(c)	$1,685	$—	$94	$1,779

(a)	Includes adjustments for foreign currency translation.

(b)	Included in Other current liabilities ($1.2 billion) and Other noncurrent liabilities ($720 million).

(c)	Included in Other current liabilities ($1.0 billion) and Other noncurrent liabilities ($767 million).

Schedule of Asset Impairment Charges Included In Restructuring Charges

The following table provides additional information about the long-lived assets that were impaired during 2013 in Restructuring charges and certain acquisition-related costs:
	Fair Value(a)				Year Ended December 31,
					2013
(MILLIONS OF DOLLARS)	Amount	Level 1	Level 2	Level 3	Impairment
Assets held for sale(b)	$116	$—	$116	$—	$47
Assets abandoned/demolished	—	—	—	—	118
Long-lived assets	$116	$—	$116	$—	$165

(a)
The fair value amount is presented as of the date of impairment, as these assets are not measured at fair value on a recurring basis. See also Note 1E. Basis of Presentation and Significant Accounting Policies: Fair Value.

(b)
Reflects property, plant and equipment and other long-lived held-for-sale assets written down to their fair value, less costs to sell of $4 million (a net of $112 million) in 2013. Fair value was determined primarily using a market approach, with various inputs, such as recent sales transactions.